Columbia Variable Portfolio – Long Government/Credit Bond Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Agency 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	2,466,905	2,310,662
Series 2017-20E Class 1
05/01/2037	2.880%	217,175	203,736
Series 2017-20F Class 1
06/01/2037	2.810%	1,844,200	1,675,624
Series 2017-20G Class 1
07/01/2037	2.980%	1,522,902	1,430,987
Series 2017-20H Class 1
08/01/2037	2.750%	1,467,729	1,367,064
Series 2017-20I Class 1
09/01/2037	2.590%	2,212,435	2,033,634
Total Asset-Backed Securities — Agency (Cost $9,731,346)			9,021,707

Corporate Bonds & Notes 49.0%

Aerospace & Defense 3.9%
BAE Systems PLC(a)
03/26/2034	5.300%	14,809,000	15,397,482
Boeing Co. (The)
08/01/2059	3.950%	12,227,000	8,351,043
05/01/2060	5.930%	2,265,000	2,173,929
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,910,000	3,037,855
06/01/2034	5.350%	6,375,000	6,637,132
Lockheed Martin Corp.
02/15/2055	5.200%	3,290,000	3,405,941
Northrop Grumman Corp.
06/01/2043	4.750%	4,425,000	4,264,932
10/15/2047	4.030%	6,765,000	5,819,829
Raytheon Technologies Corp.
02/27/2053	5.375%	3,557,000	3,656,618
United Technologies Corp.
07/15/2038	6.125%	7,375,000	8,238,423
11/01/2046	3.750%	3,000	2,452
Total			60,985,636
Banking 5.7%
Bank of America Corp.(b)
10/24/2031	1.922%	8,270,000	7,130,887
02/04/2033	2.972%	14,212,000	12,732,259
03/20/2051	4.083%	420,000	364,817
Subordinated
09/21/2036	2.482%	2,668,000	2,251,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(b)
01/25/2033	3.057%	9,788,000	8,740,745
Subordinated
02/13/2035	5.827%	5,035,000	5,254,019
Goldman Sachs Group, Inc. (The)(b)
07/23/2035	5.330%	10,641,000	11,026,571
HSBC Holdings PLC(b)
03/09/2044	6.332%	2,710,000	3,060,430
JPMorgan Chase & Co.(b)
04/22/2035	5.766%	4,233,000	4,558,034
07/22/2035	5.294%	5,705,000	5,951,754
Morgan Stanley(b)
04/19/2035	5.831%	4,110,000	4,413,062
07/19/2035	5.320%	1,547,000	1,607,304
Subordinated
09/16/2036	2.484%	11,938,000	9,991,312
Wells Fargo & Co.(b)
07/25/2034	5.557%	7,736,000	8,115,754
04/04/2051	5.013%	4,030,000	3,953,263
Total			89,151,943
Cable and Satellite 2.1%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	17,780,000	14,889,442
12/01/2061	4.400%	1,061,000	721,595
06/30/2062	3.950%	1,227,000	760,115
Comcast Corp.
05/15/2053	5.350%	1,970,000	2,014,798
06/01/2054	5.650%	1,237,000	1,319,278
11/01/2056	2.937%	9,750,000	6,369,456
NBCUniversal Media LLC
01/15/2043	4.450%	7,742,000	7,112,796
Total			33,187,480
Chemicals 0.1%
LYB International Finance III LLC
04/01/2051	3.625%	2,550,000	1,897,715
Construction Machinery 0.2%
United Rentals North America, Inc.
02/15/2031	3.875%	4,075,000	3,790,102
Diversified Manufacturing 0.3%
Carrier Global Corp.
04/05/2040	3.377%	6,305,000	5,209,763

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 6.7%
AEP Texas, Inc.
01/15/2050	3.450%	13,470,000	9,732,805
05/15/2051	3.450%	1,930,000	1,380,573
AES Corp. (The)
01/15/2031	2.450%	1,790,000	1,549,976
CenterPoint Energy, Inc.
09/01/2049	3.700%	2,439,000	1,871,773
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	2,885,000	3,194,099
Constellation Energy Generation LLC
03/15/2054	5.750%	2,900,000	3,068,809
Dominion Resources, Inc.
12/01/2044	4.700%	5,510,000	4,972,052
Duke Energy Carolinas LLC
01/15/2054	5.400%	3,845,000	4,005,086
Duke Energy Corp.
08/15/2052	5.000%	14,205,000	13,448,646
Duke Energy Indiana LLC
04/01/2050	2.750%	955,000	626,845
Eversource Energy
07/15/2034	5.950%	3,725,000	4,003,587
Exelon Corp.
03/15/2052	4.100%	8,365,000	6,911,908
03/15/2053	5.600%	8,518,000	8,876,558
FirstEnergy Corp.
03/01/2050	3.400%	3,370,000	2,479,470
FirstEnergy Transmission LLC(a)
01/15/2035	5.000%	1,168,000	1,186,377
MidAmerican Energy Co.
02/01/2055	5.300%	2,290,000	2,369,414
NextEra Energy Capital Holdings, Inc.
03/15/2034	5.250%	7,507,000	7,793,638
03/15/2054	5.550%	2,228,000	2,325,330
Oncor Electric Delivery Co. LLC(a)
06/15/2054	5.550%	4,652,000	4,948,844
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,395,000	8,555,844
Virginia Electric and Power Co.
01/15/2034	5.000%	6,486,000	6,647,849
04/01/2053	5.450%	978,000	1,016,345
Xcel Energy, Inc.
12/01/2049	3.500%	4,907,000	3,619,910
Total			104,585,738
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.3%
Bacardi Ltd.(a)
05/15/2038	5.150%	9,541,000	9,300,170
05/15/2048	5.300%	5,792,000	5,472,242
Campbell Soup Co.
03/21/2034	5.400%	1,928,000	2,018,666
04/24/2050	3.125%	5,253,000	3,695,587
Campbell Soup Co.(c)
03/23/2035	4.750%	1,869,000	1,862,010
Coca-Cola Co. (The)
05/13/2064	5.400%	4,072,000	4,342,246
Constellation Brands, Inc.
05/01/2033	4.900%	4,047,000	4,087,830
J M Smucker Co. (The)
11/15/2053	6.500%	1,661,000	1,921,939
Mars, Inc.(a)
04/01/2054	4.125%	480,000	401,975
04/01/2059	4.200%	4,383,000	3,683,165
Total			36,785,830
Health Care 2.6%
Becton Dickinson & Co.
02/08/2034	5.110%	9,155,000	9,417,498
Cigna Corp.
03/15/2050	3.400%	10,694,000	7,855,027
CVS Health Corp.
06/01/2044	6.000%	4,020,000	4,158,528
07/20/2045	5.125%	12,440,000	11,594,532
HCA, Inc.
03/15/2052	4.625%	5,789,000	5,023,091
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,044,324
Total			41,093,000
Healthcare Insurance 2.9%
Aetna, Inc.
11/15/2042	4.125%	4,360,000	3,629,225
08/15/2047	3.875%	1,927,000	1,505,118
Anthem, Inc.
08/15/2044	4.650%	3,500,000	3,273,836
Centene Corp.
02/15/2030	3.375%	5,874,000	5,412,967
10/15/2030	3.000%	5,328,000	4,768,803
03/01/2031	2.500%	5,202,000	4,472,929
UnitedHealth Group, Inc.
07/15/2044	5.500%	15,555,000	16,455,286
04/15/2064	5.500%	5,845,000	6,109,790
Total			45,627,954
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.8%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	2,811,334
Diamondback Energy, Inc.
04/18/2064	5.900%	3,167,000	3,200,715
Occidental Petroleum Corp.
10/01/2054	6.050%	5,994,000	6,087,798
Total			12,099,847
Integrated Energy 1.4%
BP Capital Markets America, Inc.
11/17/2034	5.227%	10,240,000	10,661,356
Cenovus Energy, Inc.
02/15/2052	3.750%	6,384,000	4,702,184
Total Capital International SA
06/29/2060	3.386%	1,315,000	941,219
TotalEnergies Capital SA
04/05/2064	5.638%	3,388,000	3,537,463
09/10/2064	5.425%	1,480,000	1,488,670
Total			21,330,892
Life Insurance 1.4%
MetLife, Inc.
07/15/2052	5.000%	4,428,000	4,378,316
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	8,160,000	6,547,037
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	4,833,000	3,593,014
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	9,979,000	7,290,722
Total			21,809,089
Media and Entertainment 1.3%
Fox Corp.
01/25/2049	5.576%	1,950,000	1,918,970
Meta Platforms, Inc.
05/15/2063	5.750%	5,455,000	5,966,915
Viacom, Inc.
03/15/2043	4.375%	2,113,000	1,564,701
Warnermedia Holdings, Inc.
03/15/2052	5.141%	854,000	658,388
03/15/2062	5.391%	12,679,000	9,704,639
Total			19,813,613
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 3.0%
Enbridge, Inc.
04/05/2054	5.950%	5,346,000	5,661,492
Energy Transfer LP
05/15/2054	5.950%	7,374,000	7,547,417
09/01/2054	6.050%	1,650,000	1,706,956
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,345,000	1,237,349
09/01/2044	5.400%	3,058,000	2,958,455
Kinder Morgan, Inc.
02/15/2046	5.050%	4,996,000	4,617,272
08/01/2054	5.950%	1,430,000	1,484,569
MPLX LP
04/15/2048	4.700%	1,427,000	1,244,959
03/14/2052	4.950%	5,551,000	4,982,049
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,020,000	5,347,009
Western Midstream Operating LP
11/15/2034	5.450%	2,798,000	2,805,992
Williams Companies, Inc. (The)
06/24/2044	5.750%	7,165,000	7,351,574
Total			46,945,093
Natural Gas 1.2%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	1,569,789
02/15/2044	4.800%	7,017,000	6,588,293
05/15/2047	4.375%	1,794,000	1,576,663
NiSource, Inc.(b)
11/30/2054	6.950%	1,968,000	2,042,669
Sempra Energy
02/01/2048	4.000%	3,650,000	2,961,547
Southern California Gas Co.
09/01/2034	5.050%	3,366,000	3,471,057
Total			18,210,018
Pharmaceuticals 3.1%
AbbVie, Inc.
03/15/2064	5.500%	5,521,000	5,892,483
Amgen, Inc.
02/22/2062	4.400%	4,107,000	3,503,633
03/02/2063	5.750%	14,807,000	15,614,453
Bristol-Myers Squibb Co.
02/22/2064	5.650%	9,943,000	10,538,503
Merck & Co., Inc.
05/17/2053	5.000%	4,275,000	4,307,095
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	6,187,000	6,289,820

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer, Inc.
12/15/2046	4.125%	3,648,000	3,231,284
Total			49,377,271
Property & Casualty 0.5%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	5,060,000	4,269,624
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	3,462,774
Total			7,732,398
Railroads 1.3%
Burlington Northern Santa Fe LLC
03/15/2055	5.500%	8,620,000	9,298,137
Canadian Pacific Railway Co.
12/02/2051	3.100%	3,980,000	2,844,250
Norfolk Southern Corp.
08/15/2052	4.050%	3,135,000	2,616,523
08/01/2054	5.350%	3,035,000	3,121,734
03/15/2064	5.950%	2,520,000	2,792,427
Total			20,673,071
Restaurants 0.3%
McDonald’s Corp.
09/01/2049	3.625%	4,135,000	3,256,786
04/01/2050	4.200%	1,855,000	1,603,453
Total			4,860,239
Retailers 1.2%
Amazon.com, Inc.
05/12/2051	3.100%	10,604,000	7,877,513
Lowe’s Companies, Inc.
04/01/2062	4.450%	11,861,000	10,048,185
09/15/2062	5.800%	292,000	305,541
Total			18,231,239
Supermarkets 0.2%
Kroger Co. (The)
09/15/2064	5.650%	3,507,000	3,526,331
Technology 3.2%
Apple, Inc.
02/08/2051	2.650%	11,872,000	8,151,675
Broadcom, Inc.(a)
11/15/2036	3.187%	15,867,000	13,439,996
Foundry JV Holdco LLC(a)
01/25/2038	6.400%	1,891,000	1,990,624
Intel Corp.
03/25/2050	4.750%	1,766,000	1,522,998
08/12/2051	3.050%	10,355,000	6,632,574
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp.
02/06/2053	5.100%	3,420,000	3,448,262
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	3,460,000	2,697,998
02/15/2042	3.125%	3,530,000	2,643,549
Oracle Corp.
07/15/2046	4.000%	8,400,000	6,967,308
04/01/2050	3.600%	2,661,000	2,024,876
03/25/2061	4.100%	1,518,000	1,193,016
Total			50,712,876
Tobacco 0.3%
BAT Capital Corp.
08/02/2043	7.079%	4,435,000	5,080,913
Transportation Services 0.5%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	2,462,000	2,564,556
United Parcel Service, Inc.
05/22/2054	5.500%	90,000	96,134
05/22/2064	5.600%	4,101,000	4,390,935
Total			7,051,625
Wireless 0.3%
T-Mobile US, Inc.
04/15/2050	4.500%	1,670,000	1,483,832
Vodafone Group PLC
06/28/2064	5.875%	3,615,000	3,727,673
Total			5,211,505
Wirelines 2.2%
AT&T, Inc.
12/01/2057	3.800%	26,408,000	19,991,975
Verizon Communications, Inc.(a)
02/15/2035	4.780%	3,295,000	3,290,013
Verizon Communications, Inc.
03/22/2041	3.400%	14,500,000	11,850,260
Total			35,132,248
Total Corporate Bonds & Notes (Cost $794,392,263)			770,113,429

Foreign Government Obligations(d) 0.6%

Mexico 0.6%
Mexico Government International Bond
05/04/2053	6.338%	10,495,000	10,436,094
Total Foreign Government Obligations (Cost $10,494,790)			10,436,094

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2024 (Unaudited)
U.S. Treasury Obligations 45.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2033	3.375%	4,909,800	4,774,781
11/15/2033	4.500%	7,387,000	7,802,519
02/15/2036	4.500%	37,500,000	40,154,297
05/15/2038	4.500%	30,000,000	31,945,312
02/15/2039	3.500%	49,000,000	46,756,719
08/15/2040	3.875%	10,000,000	9,850,000
02/15/2041	4.750%	8,000,000	8,712,500
05/15/2041	4.375%	25,383,000	26,473,676
05/15/2043	2.875%	17,600,000	14,613,500
05/15/2043	3.875%	19,723,500	18,993,114
08/15/2043	4.375%	104,581,000	107,555,022
08/15/2044	3.125%	16,500,000	14,068,828
11/15/2044	3.000%	10,000,000	8,343,750
11/15/2045	3.000%	12,000,000	9,954,375
11/15/2047	2.750%	20,750,000	16,159,062
02/15/2048	3.000%	101,200,000	82,304,062
08/15/2049	2.250%	495,000	343,020
02/15/2050	2.000%	2,900,000	1,889,984
05/15/2050	1.250%	22,250,000	11,907,227
11/15/2050	1.625%	24,800,000	14,581,625
02/15/2051	1.875%	22,000,000	13,787,812
05/15/2051	2.375%	2,600,000	1,834,625
05/15/2052	2.875%	102,497,900	80,284,683
02/15/2053	3.625%	12,877,300	11,710,295
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(e)
05/15/2047	3.000%	122,157,900	99,940,432
U.S. Treasury(f)
STRIPS
02/15/2040	0.000%	38,410,800	20,959,393
11/15/2041	0.000%	13,661,000	6,825,164
05/15/2043	0.000%	19,069,000	8,725,557
Total U.S. Treasury Obligations (Cost $829,409,595)			721,251,334

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(g),(h)	45,989,391	45,984,792
Total Money Market Funds (Cost $45,974,849)		45,984,792
Total Investments in Securities (Cost: $1,690,002,843)		1,556,807,356
Other Assets & Liabilities, Net		15,521,522
Net Assets		1,572,328,878
At September 30, 2024, securities and/or cash totaling $11,201,639 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	926	12/2024	USD	114,997,625	—	(43,989)
U.S. Treasury Ultra Bond	906	12/2024	USD	120,582,938	—	(218,225)
Total					—	(262,214)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(147)	12/2024	USD	(16,799,344)	23,483	—
U.S. Treasury 10-Year Note	(434)	12/2024	USD	(49,598,063)	—	(8,601)
U.S. Treasury 2-Year Note	(10)	12/2024	USD	(2,082,422)	—	(7,599)
U.S. Treasury 5-Year Note	(109)	12/2024	USD	(11,977,227)	13,183	—
U.S. Treasury 5-Year Note	(30)	12/2024	USD	(3,296,484)	—	(11,772)
U.S. Treasury Ultra 10-Year Note	(51)	12/2024	USD	(6,033,141)	54,317	—
U.S. Treasury Ultra 10-Year Note	(861)	12/2024	USD	(101,853,609)	—	(295,253)
Total					90,983	(323,225)

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $82,568,991, which represents 5.25% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	33,608,721	320,503,856	(308,125,049)	(2,736)	45,984,792	8,226	1,625,530	45,989,391
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7016_12_C01_(11/24)